UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

WBI BullBear Value 3000 ETF
WBIF (Principal U.S. Listing Exchange: NYSE ARCA )
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$190	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the S&P 500 Index, returning 23.74% at NAV versus 22.29%, but trailed the Russell 3000 Value Index at 27.72%. WBIF is an actively managed fund that focuses on risk management and value-oriented stocks when fully invested. WBIF had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Information Technology and Industrials were the largest contributors to total return, while Consumer Discretionary and Utilities detracted. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets rather than track a fully invested benchmark; cash averaged approximately 6.00% of net assets. That positioning accounts for much of the gap versus the value index.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Value 3000 ETF NAV	23.71	3.28	5.99
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Value Total Return	27.78	10.97	11.48
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Value 3000 ETF	PAGE 1	TSR-AR-00400R601

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,491,652
Number of Holdings	75
Advisory Fee	$189,411
Portfolio Turnover	613%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.2%
Amphenol Corp.	3.4%
Lennox International, Inc.	2.7%
Ball Corp.	2.6%
American Express Co.	2.3%
Kinsale Capital Group, Inc.	2.3%
Interactive Brokers Group, Inc.	2.3%
Piper Sandler Cos.	2.1%
Yum China Holdings, Inc.	2.1%
McKesson Corp.	2.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Value 3000 ETF	PAGE 2	TSR-AR-00400R601

WBI BullBear Yield 3000 ETF
WBIG (Principal U.S. Listing Exchange: NYSE ARCA )
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$187	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark, the S&P 500 Index, returning 19.50% at NAV versus 22.29%, and trailed the Russell 3000 Value Index, which returned 27.72%. WBIG is an actively managed fund that focuses on risk management and yield-oriented securities. As such, WBIG had under a quarter of its weight on average in common with the S&P 500, and held a sleeve of fixed-income exchange-traded funds consistent with its yield objective. Information Technology, Industrials, and Healthcare were the largest contributors to total return, while Consumer Discretionary detracted the most. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets; cash averaged approximately 4.70% of net assets. That defensive positioning and the fixed-income allocation both restrained returns in a year when equities advanced broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Yield 3000 ETF NAV	19.50	1.30	4.22
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Value Total Return	27.78	10.97	11.48
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Yield 3000 ETF	PAGE 1	TSR-AR-00400R700

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$27,466,051
Number of Holdings	83
Advisory Fee	$253,482
Portfolio Turnover	576%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.6%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	2.6%
Angel Oak High Yield Opportunities ETF	2.4%
Amphenol Corp.	2.4%
OneMain Holdings, Inc.	2.0%
Kimberly-Clark Corp.	2.0%
Astera Labs, Inc.	2.0%
Lennox International, Inc.	1.9%
Ball Corp.	1.9%
T Rowe Price Group, Inc.	1.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Yield 3000 ETF	PAGE 2	TSR-AR-00400R700

WBI BullBear Quality 3000 ETF
WBIL (Principal U.S. Listing Exchange: NYSE ARCA )
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$190	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed its benchmark, the S&P 500 Index, returning 23.70% at NAV versus 22. 29%. WBIL is an actively managed fund that focuses on risk management and quality-oriented companies. WBIL had under one-third of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Information Technology, Industrials, and Consumer Staples were the largest contributors to total return, while Communication Services and an underweight to Materials were key detractors. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets; cash averaged approximately 7.91% of net assets. Quality-oriented selection more than offset the cost of that defensive positioning.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Quality 3000 ETF NAV	23.68	6.24	7.00
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Total Return	22.82	12.31	15.06
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Quality 3000 ETF	PAGE 1	TSR-AR-00400R809

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$30,461,607
Number of Holdings	62
Advisory Fee	$262,684
Portfolio Turnover	733%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.6%
Astera Labs, Inc.	3.8%
ARM Holdings PLC	3.1%
Marvell Technology, Inc.	3.0%
Caterpillar, Inc.	2.4%
Crowdstrike Holdings, Inc.	2.3%
Nebius Group NV	2.3%
Datadog, Inc.	2.3%
Expedia Group, Inc.	2.2%
Monster Beverage Corp.	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Quality 3000 ETF	PAGE 2	TSR-AR-00400R809

WBI Power Factor High Dividend ETF
WBIY (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$112	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the S&P 500 Index, returning 24.88% at NAV versus 22.29%, and trailed the Solactive Power Factor High Dividend Index, which returned 26.00%. WBIY seeks to invest in high-dividend-yield stocks, focusing on value-oriented companies with strong fundamentals. As a result, WBIY had about 4% of its weight on average in common with the S&P 500, and less than one-tenth of the names in the index appeared in the Fund during the year. Consumer Discretionary, Financials, and Utilities were the top contributors to total return, while Consumer Staples and Real Estate were the largest detractors. The Fund’s rules-based process selects on valuation, dividend coverage and fundamentals, and the Fund remained substantially invested through the period; cash averaged approximately 1.13% of net assets. The Fund’s yield-driven selection participated well in a broadening market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
WBI Power Factor High Dividend ETF	PAGE 1	TSR-AR-00400R858

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	24.85	10.04	8.88
S&P 500 TR	22.32	13.41	15.30
Russell 3000 Value Total Return	27.78	10.97	10.73
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$59,020,221
Number of Holdings	51
Advisory Fee	$259,156
Portfolio Turnover	138%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	27.2%
Best Buy Co., Inc.	5.5%
HP, Inc.	5.3%
Altria Group, Inc.	5.2%
Campbell’s Co.	5.1%
General Mills, Inc.	4.7%
United Parcel Service, Inc.	4.6%
Verizon Communications, Inc.	4.3%
Skyworks Solutions, Inc.	4.2%
Pfizer, Inc.	4.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
WBI Power Factor High Dividend ETF	PAGE 2	TSR-AR-00400R858

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI Power Factor High Dividend ETF	PAGE 3	TSR-AR-00400R858

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John A. Flanagan is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

WBI BullBear Value 3000 ETF	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$15,000	$22,070
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,750	$7,487
(d) All Other Fees	N/A	N/A

WBI BullBear Yield 3000 ETF	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$15,000	$20,070
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,750	$7,487
(d) All Other Fees	N/A	N/A

WBI BullBear Quality 3000 ETF	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$15,000	$20,070
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,750	$7,487
(d) All Other Fees	N/A	N/A

WBI BullBear Power FactorTM High Dividend ETF	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$15,000	$20,070
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,750	$7,487
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen and Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established inaccordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Andrew Putterman, Jude T. Depko, John A. Flanagan.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not Appliable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Annual Financial Statements and Additional Information
June 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
WBI BULLBEAR VALUE 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.4%
Capital Goods - 10.9%
Allegion PLC(a)	1,182	$166,059
Allison Transmission Holdings, Inc.	1,328	149,719
EMCOR Group, Inc.	406	336,931
Lennox International, Inc.(a)	1,099	629,672
Mueller Industries, Inc.	2,642	324,781
Pentair PLC(a)	2,064	158,226
Stanley Black & Decker, Inc.	2,009	189,087
Toro Co.	1,696	165,225
Valmont Industries, Inc.(a)	760	438,976
		2,558,676
Commercial & Professional Services - 7.8%
Automatic Data Processing, Inc.	1,435	321,368
Cintas Corp.	1,384	235,391
Equifax, Inc.	2,073	329,026
Genpact Ltd.	11,436	314,490
Jacobs Solutions, Inc.	3,158	397,908
Paychex, Inc.(a)	2,418	237,762
		1,835,945
Consumer Discretionary Distribution & Retail - 4.3%
Dick’s Sporting Goods, Inc.(a)	1,603	363,576
Pool Corp.	837	179,871
Ross Stores, Inc.	1,477	314,380
Tractor Supply Co.	4,777	151,001
		1,008,828
Consumer Durables & Apparel - 4.8%
Levi Strauss & Co. - Class A(a)	7,230	179,521
Somnigroup International, Inc.(a)	6,103	478,475
Tapestry, Inc.(a)	1,841	269,486
Toll Brothers, Inc.	1,194	196,711
		1,124,193
Consumer Services - 2.1%
Yum China Holdings, Inc.	12,107	494,813
Energy - 3.8%
Cheniere Energy, Inc.	1,235	295,178
Marathon Petroleum Corp.	996	254,647
Valero Energy Corp.	1,307	340,395
		890,220
Financial Services - 15.0%
American Express Co.	1,581	534,773
Capital One Financial Corp.	1,788	358,709
Fidelity National Information Services, Inc.	9,029	351,048
Interactive Brokers Group, Inc. - Class A	6,096	530,596
Mastercard, Inc. - Class A	385	197,736
Piper Sandler Cos.(a)	6,951	502,835
Stifel Financial Corp.	4,843	337,896

	Shares	Value
Tradeweb Markets, Inc. - Class A	3,411	$339,940
Victory Capital Holdings, Inc. - Class A	4,363	366,754
		3,520,287
Food, Beverage & Tobacco - 2.4%
JM Smucker Co.	1,462	164,475
Lamb Weston Holdings, Inc.	3,472	149,921
McCormick & Co., Inc.(a)	4,838	243,932
		558,328
Health Care Equipment & Services - 2.0%
McKesson Corp.	637	481,317
Insurance - 13.5%
Aflac, Inc.(a)	2,956	346,591
Assurant, Inc.	1,389	372,988
Globe Life, Inc.	1,942	346,997
Hartford Insurance Group, Inc.	1,769	234,428
Kinsale Capital Group, Inc.(a)	1,617	533,303
Marsh & McLennan Cos., Inc.	1,081	180,170
Primerica, Inc.	1,355	385,091
Progressive Corp.	1,722	376,171
Selective Insurance Group, Inc.	4,003	388,331
		3,164,070
Materials - 6.8%
Avery Dennison Corp.	2,101	341,097
Ball Corp.	9,868	615,763
RPM International, Inc.	3,474	386,135
Sherwin-Williams Co.	755	259,962
Southern Copper Corp.	1	87
		1,603,044
Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Thermo Fisher Scientific, Inc.	519	260,206
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Micro Devices, Inc.(b)	508	295,102
Ambarella, Inc.(b)	2,705	232,089
ARM Holdings PLC - ADR(a)(b)	992	351,733
Astera Labs, Inc.(b)	989	477,707
Marvell Technology, Inc.	1,263	376,235
Micron Technology, Inc.	315	363,601
QUALCOMM, Inc.(a)	1,050	194,030
		2,290,497
Software & Services - 4.6%
Crowdstrike Holdings, Inc. - Class A(b)	345	263,283
Datadog, Inc. - Class A(b)	1,023	266,348
Nebius Group N.V.(a)(b)	1,068	294,950
Roper Technologies, Inc.	729	246,686
		1,071,267

The accompanying notes are an integral part of these financial statements.

1

WBI BULLBEAR VALUE 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware & Equipment - 7.1%
Amphenol Corp. - Class A	4,525	$797,848
Motorola Solutions, Inc.(a)	590	245,021
TD SYNNEX Corp.	1,480	395,663
TE Connectivity PLC	1,139	229,634
		1,668,166
Transportation - 0.9%
Copa Holdings S.A. - Class A	1,426	221,843
Utilities - 2.6%
American Water Works Co., Inc.	1,727	227,239
National Fuel Gas Co.(a)	1,828	141,140
NextEra Energy, Inc.(a)	2,709	237,769
		606,148
TOTAL COMMON STOCKS (Cost $21,248,593)		23,357,848

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)(e)	4,743,099	4,743,099
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,743,099)		4,743,099
TOTAL INVESTMENTS - 119.6% (Cost $25,991,692)		$28,100,947
Money Market Deposit Account - 1.1%(d)		261,195
Liabilities in Excess of Other Assets - (20.7)%		(4,870,490)
TOTAL NET ASSETS - 100.0%		$23,491,652

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $4,652,455.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 1.77%.

(e)
Cash collateral received for securities on loan was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The accompanying notes are an integral part of these financial statements.

2

WBI BULLBEAR YIELD 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 84.9%
Capital Goods - 4.2%
EMCOR Group, Inc.	320	$265,561
Lennox International, Inc.(a)	934	535,135
Mueller Industries, Inc.	2,048	251,761
Toro Co.	888	86,509
		1,138,966
Commercial & Professional Services - 3.3%
Automatic Data Processing, Inc.	1,030	230,669
Cintas Corp.	1,264	214,981
Equifax, Inc.	1,546	245,381
Paychex, Inc.(a)	2,255	221,734
		912,765
Consumer Discretionary Distribution & Retail - 1.9%
Best Buy Co., Inc.(a)	3,736	283,488
Ross Stores, Inc.	1,157	246,267
		529,755
Consumer Durables & Apparel - 0.9%
Tapestry, Inc.(a)	1,609	235,525
Consumer Services - 3.4%
Darden Restaurants, Inc.	1,106	227,847
H&R Block, Inc.	7,049	268,426
Yum China Holdings, Inc.	10,374	423,985
		920,258
Consumer Staples Distribution & Retail - 0.9%
Target Corp.	1,910	249,465
Energy - 4.4%
APA Corp.	7,014	228,446
Chord Energy Corp.	1,561	178,422
EOG Resources, Inc.	1,583	205,363
EQT Corp.(a)	2,504	133,138
HF Sinclair Corp.(a)	3,668	255,476
Phillips 66	1,251	211,481
		1,212,326
Financial Services - 15.2%
American Express Co.	1,371	463,741
Capital One Financial Corp.	1,474	295,714
Franklin Resources, Inc.	13,452	447,548
Interactive Brokers Group, Inc. - Class A	5,149	448,169
MSCI, Inc.(a)	351	196,574
OneMain Holdings, Inc.	9,141	557,327
Piper Sandler Cos.	5,905	427,168
T Rowe Price Group, Inc.	4,566	519,109
Tradeweb Markets, Inc. - Class A	2,700	269,082
Victory Capital Holdings, Inc. - Class A	3,173	266,722
Voya Financial, Inc.	3,250	294,222
		4,185,376

	Shares	Value
Food, Beverage & Tobacco - 9.8%
Altria Group, Inc.(a)	6,792	$488,684
Brown-Forman Corp. - Class B	10,011	266,793
Hormel Foods Corp.	11,648	289,103
McCormick & Co., Inc.(a)	9,307	469,259
Molson Coors Beverage Co. - Class B(a)	11,332	441,495
PepsiCo, Inc.	2,015	272,831
Smithfield Foods, Inc.	18,518	449,247
		2,677,412
Health Care Equipment & Services - 4.0%
Abbott Laboratories(a)	2,495	226,396
Becton Dickinson & Co.(a)	1,453	219,883
CVS Health Corp.	2,174	224,900
McKesson Corp.	575	434,470
		1,105,649
Household & Personal Products - 2.0%
Kimberly-Clark Corp.(a)	5,070	556,534
Insurance - 8.0%
Aflac, Inc.(a)	2,332	273,427
Hartford Insurance Group, Inc.	1,570	208,056
Marsh & McLennan Cos., Inc.	967	161,170
MetLife, Inc.(a)	2,692	227,770
Primerica, Inc.	1,052	298,979
Principal Financial Group, Inc.	2,134	230,003
Progressive Corp.	1,303	284,640
Prudential Financial, Inc.	4,729	510,401
		2,194,446
Materials - 2.7%
Ball Corp.	8,366	522,039
Sherwin-Williams Co.	641	220,709
		742,748
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
Thermo Fisher Scientific, Inc.	443	222,102
Viatris, Inc.	12,370	196,436
		418,538
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc.(b)	572	332,281
Ambarella, Inc.(b)	3,173	272,243
ARM Holdings PLC - ADR(a)(b)	1,126	399,246
Astera Labs, Inc.(b)	1,126	543,881
Marvell Technology, Inc.	1,407	419,131
Micron Technology, Inc.	331	382,070
QUALCOMM, Inc.(a)	1,284	237,270
		2,586,122
Software & Services - 4.4%
Crowdstrike Holdings, Inc. - Class A(b)	443	338,071
Datadog, Inc. - Class A(b)	1,270	330,657
Nebius Group N.V.(a)(b)	1,165	321,738
Roper Technologies, Inc.	658	222,661
		1,213,127

The accompanying notes are an integral part of these financial statements.

3

WBI BULLBEAR YIELD 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware & Equipment - 3.9%
Amphenol Corp. - Class A	3,692	$650,974
Motorola Solutions, Inc.(a)	535	222,180
TE Connectivity PLC	961	193,747
		1,066,901
Telecommunication Services - 1.6%
Verizon Communications, Inc.	10,403	440,463
Transportation - 0.9%
FedEx Corp.	804	251,757
Utilities - 2.5%
American Water Works Co., Inc.	1,482	195,002
Eversource Energy	6,690	483,486
		678,488
TOTAL COMMON STOCKS (Cost $21,501,890)		23,316,621
EXCHANGE TRADED FUNDS - 12.3%
Angel Oak High Yield Opportunities ETF	60,803	669,161
Eaton Vance Short Duration Income ETF	8,021	407,908
First Trust Senior Loan ETF	5,089	227,733
Invesco Ultra Short Duration ETF	5,533	277,480
iShares Short Duration Bond Active ETF	4,396	222,701
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	12,935	399,045
TCW Senior Loan ETF	9,978	455,372
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	31,953	722,457
TOTAL EXCHANGE TRADED FUNDS (Cost $3,393,612)		3,381,857

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)(e)	5,390,268	5,390,268
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,390,268)		5,390,268
TOTAL INVESTMENTS - 116.8% (Cost $30,285,770)		$32,088,746
Money Market Deposit Account - 2.9%(d)		786,075
Liabilities in Excess of Other Assets - (19.7)%		(5,408,770)
TOTAL NET ASSETS - 100.0%		$27,466,051

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,245,668.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 1.77%.

(e)
Cash collateral received for securities on loan was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The accompanying notes are an integral part of these financial statements.

4

WBI BULLBEAR QUALITY 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.5%
Banks - 2.2%
Citigroup, Inc.	4,756	$665,650
Capital Goods - 18.3%
Carpenter Technology Corp.(a)	585	360,851
Caterpillar, Inc.	674	717,743
Cummins, Inc.	505	360,171
Fastenal Company	3,006	144,378
General Dynamics Corp.	833	295,082
General Electric Co.	1,772	662,249
HEICO Corp.	1,842	656,102
Howmet Aerospace, Inc.	1,851	497,660
Lockheed Martin Corp.	734	373,944
PACCAR, Inc.	5,379	646,125
Parker-Hannifin Corp.	217	212,252
Rockwell Automation, Inc.(a)	1,333	659,942
		5,586,499
Commercial & Professional Services - 3.6%
Automatic Data Processing, Inc.	2,680	600,186
Paychex, Inc.(a)	3,044	299,316
Waste Management, Inc.	841	187,442
		1,086,944
Consumer Discretionary Distribution & Retail - 1.8%
Ross Stores, Inc.	1,648	350,777
TJX Cos., Inc.	1,235	187,102
		537,879
Consumer Durables & Apparel - 2.0%
Tapestry, Inc.(a)	4,229	619,041
Consumer Services - 4.2%
Expedia Group, Inc.(a)	2,638	675,012
Marriott International, Inc. - Class A	1,599	592,573
		1,267,585
Consumer Staples Distribution & Retail - 0.7%
Sysco Corp.	2,548	212,962
Energy - 2.1%
Diamondback Energy, Inc.(a)	1,723	302,869
Schlumberger, Ltd.(a)	7,271	338,029
		640,898
Financial Services - 8.0%
American Express Co.	1,864	630,498
Charles Schwab Corp.	6,684	616,733
Interactive Brokers Group, Inc. - Class A	6,874	598,313
Morgan Stanley	2,909	608,097
		2,453,641

	Shares	Value
Food, Beverage & Tobacco - 6.2%
Casey’s General Stores, Inc.	591	$469,721
Coca-Cola Co.	6,968	566,289
Monster Beverage Corp.(b)	7,022	674,955
PepsiCo, Inc.	1,241	168,031
		1,878,996
Health Care Equipment & Services - 4.5%
Cigna Group	2,057	567,074
Edwards Lifesciences Corporation(a)(b)	6,865	621,008
IDEXX Laboratories, Inc.(b)	351	184,780
		1,372,862
Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp.	11,877	548,599
Materials - 1.7%
Steel Dynamics, Inc.(a)	2,310	530,053
Media & Entertainment - 2.9%
Fox Corp. - Class B(a)	6,529	305,818
TKO Group Holdings, Inc.	2,812	566,084
		871,902
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Amgen, Inc.	568	205,684
Bristol-Myers Squibb Co.	7,063	406,970
Eli Lilly & Co.	546	654,889
		1,267,543
Semiconductors & Semiconductor Equipment - 14.1%
Ambarella, Inc.(b)	6,797	583,183
ARM Holdings PLC - ADR(a)(b)	2,639	935,710
Astera Labs, Inc.(b)	2,371	1,145,240
Lam Research Corp.	826	357,931
Marvell Technology, Inc.	3,118	928,821
Monolithic Power Systems, Inc.	244	337,296
		4,288,181
Software & Services - 12.3%
Atlassian Corp. - Class A(b)	6,306	490,544
Crowdstrike Holdings, Inc. - Class A(b)	929	708,957
Datadog, Inc. - Class A(b)	2,651	690,214
MongoDB, Inc.(b)	1,767	593,535
Nebius Group N.V.(a)(b)	2,507	692,358
Twilio, Inc. - Class A(b)	2,736	564,519
		3,740,127
Technology Hardware & Equipment - 5.8%
Apple, Inc.	1,975	571,486
Cisco Systems, Inc.	3,197	375,519
Lumentum Holdings, Inc.(b)	379	325,205
Viavi Solutions, Inc.(b)	10,725	512,119
		1,784,329

The accompanying notes are an integral part of these financial statements.

5

WBI BULLBEAR QUALITY 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - 3.1%
Old Dominion Freight Line, Inc.(a)	909	$196,889
Union Pacific Corp.	683	185,776
XPO, Inc.(a)(b)	2,813	577,481
		960,146
TOTAL COMMON STOCKS (Cost $27,438,969)		30,313,837

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)(e)	6,574,692	6,574,692
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,574,692)		6,574,692
TOTAL INVESTMENTS - 121.1% (Cost $34,013,661)		$36,888,529
Money Market Deposit Account - 0.7%(d)		206,480
Liabilities in Excess of Other Assets - (21.8)%		(6,633,402)
TOTAL NET ASSETS - 100.0%		$30,461,607

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $6,469,483.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 1.77%.

(e)
Cash collateral received for securities on loan was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The accompanying notes are an integral part of these financial statements.

6

WBI POWER FACTOR® HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.9%
Automobiles & Components - 1.9%
LCI Industries	6,094	$645,233
Winnebago Industries, Inc.(a)	14,323	447,450
		1,092,683
Banks - 5.5%
Columbia Banking System, Inc.	29,466	944,385
First Interstate BancSystem, Inc. - Class A	19,679	758,822
Northwest Bancshares, Inc.	19,890	301,533
Peoples Bancorp, Inc.	4,595	176,494
Provident Financial Services, Inc.	14,099	333,300
Truist Financial Corp.	14,141	704,505
		3,219,039
Commercial & Professional Services - 3.4%
Robert Half, Inc.(a)	64,885	1,991,970
Consumer Discretionary Distribution & Retail - 7.7%
Bath & Body Works, Inc.	44,239	1,023,248
Best Buy Co., Inc.	42,964	3,260,108
Upbound Group, Inc.	13,049	276,900
		4,560,256
Consumer Services - 3.2%
H&R Block, Inc.	50,027	1,905,028
Consumer Staples Distribution & Retail - 1.3%
Target Corp.	6,058	791,235
Energy - 5.0%
Hess Midstream LP - Class A(a)	27,599	1,037,722
Northern Oil & Gas, Inc.(a)	49,517	898,734
ONEOK, Inc.	11,633	1,011,373
		2,947,829
Financial Services - 9.4%
Artisan Partners Asset Management, Inc. - Class A	12,090	417,468
Franklin Resources, Inc.	33,230	1,105,562
OneMain Holdings, Inc.	26,136	1,593,512
T Rowe Price Group, Inc.	9,932	1,129,169
Virtus Investment Partners, Inc.(a)	1,670	239,645
Western Union Co.(a)	138,604	1,067,251
		5,552,607
Food, Beverage & Tobacco - 15.1%
Altria Group, Inc.(a)	42,787	3,078,525
Campbell’s Co.(a)	135,426	3,015,937
General Mills, Inc.(a)	80,289	2,794,057
		8,888,519
Household & Personal Products - 1.9%
Energizer Holdings, Inc.	26,027	558,019
Reynolds Consumer Products, Inc.	20,377	547,122
		1,105,141

	Shares	Value
Insurance - 3.7%
Fidelity National Financial, Inc.	15,239	$718,671
Kemper Corp.	16,219	437,264
Prudential Financial, Inc.	9,645	1,040,985
		2,196,920
Materials - 3.6%
Graphic Packaging Holding Co.(a)	95,382	1,008,188
Scotts Miracle-Gro Co.(a)	12,725	866,700
Sylvamo Corp.	7,043	266,225
		2,141,113
Media & Entertainment - 3.2%
Omnicom Group, Inc.	10,838	789,332
Sirius XM Holdings, Inc.(a)	36,371	1,074,399
		1,863,731
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Bristol-Myers Squibb Co.	14,576	839,869
Pfizer, Inc.	102,076	2,457,990
		3,297,859
Semiconductors & Semiconductor Equipment - 4.2%
Skyworks Solutions, Inc.(a)	36,891	2,501,210
Technology Hardware & Equipment - 5.3%
HP, Inc.(a)	143,805	3,155,082
Telecommunication Services - 6.7%
AT&T, Inc.	31,684	655,859
Comcast Corp. - Class A	32,208	790,706
Verizon Communications, Inc.	59,397	2,514,869
		3,961,434
Transportation - 5.1%
Global Ship Lease, Inc. - Class A	6,866	258,162
United Parcel Service, Inc. - Class B	25,486	2,739,745
		2,997,907
Utilities - 6.1%
AES Corp.	67,563	990,473
Dominion Energy, Inc.	13,296	907,984
Edison International	12,963	965,095
UGI Corp.	21,553	744,441
		3,607,993
TOTAL COMMON STOCKS (Cost $54,931,564)		57,777,556
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Millrose Properties, Inc.	21,509	646,346
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $667,962)		646,346

The accompanying notes are an integral part of these financial statements.

7

WBI POWER FACTOR® HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b)(d)	16,070,545	$16,070,545
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,070,545)		16,070,545
TOTAL INVESTMENTS - 126.2% (Cost $71,670,071)		$74,494,447
Money Market Deposit Account - 0.8%(c)		460,523
Liabilities in Excess of Other Assets - (27.0)%		(15,934,749)
TOTAL NET ASSETS - 100.0%		$59,020,221

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $15,358,596.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 1.77%.

(d)
Cash collateral received for securities on loan was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The accompanying notes are an integral part of these financial statements.

8

ABSOLUTE SHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
ASSETS:
Investments, at value	$28,100,947	$32,088,746	$36,888,529	$74,494,447
Cash - interest bearing deposit account	261,195	786,075	206,480	460,523
Dividends receivable	9,937	35,044	12,594	216,765
Interest receivable	611	1,330	1,088	1,352
Security lending income receivable	459	1,149	519	9,018
Dividend tax reclaims receivable	5,744	9,092	485	—
Prepaid expenses and other assets	76	42	42	77
Total assets	28,378,969	32,921,478	37,109,737	75,182,182
LIABILITIES:
Payable upon return of securities loaned	4,743,099	5,390,268	6,574,692	16,070,545
Payable to Sub-Advisor	7,441	4,039	12,750	4,957
Payable for shareholder servicing fees	—	—	32	8,667
Payable for investments purchased	80,353	—	—	—
Payable for expenses and other liabilities	56,424	61,120	60,656	77,792
Total liabilities	4,887,317	5,455,427	6,648,130	16,161,961
NET ASSETS	$23,491,652	$27,466,051	$30,461,607	$59,020,221
Net Assets Consist of:
Paid-in capital	$37,388,462	$88,513,800	$46,874,432	$56,437,401
Total distributable earnings/(accumulated losses)	(13,896,810)	(61,047,749)	(16,412,825)	2,582,820
Total net assets	$23,491,652	$27,466,051	$30,461,607	$59,020,221
Net assets	$23,491,652	$27,466,051	$30,461,607	$59,020,221
Shares issued and outstanding (unlimited shares authorized without par value)	658,315	1,060,183	757,182	1,690,000
Net asset value per share	$35.68	$25.91	$40.23	$34.92
Cost:
Investments, at cost	$25,991,692	$30,285,770	$34,013,661	$71,670,071
Loaned Securities:
at value (included in investments)	$4,652,455	$5,245,668	$6,469,483	$15,358,596

The accompanying notes are an integral part of these financial statements.

9

ABSOLUTE SHARES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
INVESTMENT INCOME:
Dividend income	$379,101	$846,246	$252,387	$3,076,890
Less: dividend withholding taxes	—	(6,473)	—	—
Less: issuance fees	—	(5)	(12)	—
Interest income	30,156	27,017	44,804	12,999
Securities lending income	4,540	16,262	5,357	27,672
Total investment income	413,797	883,047	302,536	3,117,561
EXPENSES:
Investment sub-advisory fee	221,980	257,199	261,940	313,028
Fund administration and accounting fees	74,007	77,995	78,254	94,706
Compliance fees	37,831	37,958	39,157	39,437
Legal fees	34,551	34,785	34,424	34,468
Audit fees	33,096	33,156	33,156	33,224
Trustees’ fees	27,466	27,466	27,466	27,466
Shareholder service costs	9,734	9,978	9,990	8,650
Custodian fees	7,731	8,833	7,989	6,072
Reports to shareholders	7,569	6,811	6,904	8,991
Other expenses and fees	22,564	23,933	23,526	56,972
Total expenses	476,529	518,114	522,806	623,014
Fees waived by Sub-Advisor	(40,098)	(13,168)	(13,312)	(62,320)
Fees recouped by Sub-Advisor	7,529	9,451	14,056	8,448
Net expenses	443,960	514,397	523,550	569,142
Net investment income/(loss)	(30,163)	368,650	(221,014)	2,548,419
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,346,079	4,015,905	5,952,057	5,671,615
In-kind	586,321	538,439	545,844	1,718,942
Net realized gain (loss)	4,932,400	4,554,344	6,497,901	7,390,557
Net change in unrealized appreciation (depreciation) on:
Investments	557,178	498,848	262,669	2,581,812
Net change in unrealized appreciation (depreciation)	557,178	498,848	262,669	2,581,812
Net realized and unrealized gain (loss)	5,489,578	5,053,192	6,760,570	9,972,369
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,459,415	$5,421,842	$6,539,556	$12,520,788

The accompanying notes are an integral part of these financial statements.

10

ABSOLUTE SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(30,163)	$30,334	$368,650	$771,746
Net realized gain (loss)	4,932,400	(1,397,907)	4,554,344	(3,607,946)
Net change in unrealized appreciation (depreciation)	557,178	1,335,815	498,848	667,982
Net increase (decrease) in net assets from operations	5,459,415	(31,758)	5,421,842	(2,168,218)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(94,871)	(399,364)	(801,291)
From return of capital	(19,855)	(6,806)	—	(28,347)
Total distributions to shareholders	(19,855)	(101,677)	(399,364)	(829,638)
CAPITAL TRANSACTIONS:
Shares sold	657,340	—	486,308	—
Shares redeemed	(11,124,322)	(4,346,390)	(11,650,835)	(7,200,795)
Net increase (decrease) in net assets from capital transactions	(10,466,982)	(4,346,390)	(11,164,527)	(7,200,795)
Net increase (decrease) in net assets	(5,027,422)	(4,479,825)	(6,142,049)	(10,198,651)
NET ASSETS:
Beginning of the year	28,519,074	32,998,899	33,608,100	43,806,751
End of the year	$23,491,652	$28,519,074	$27,466,051	$33,608,100
SHARES TRANSACTIONS
Shares sold	20,000	—	20,000	—
Shares redeemed	(350,000)	(150,000)	(490,000)	(150,000)
Total increase (decrease) in shares outstanding	(330,000)	(150,000)	(470,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

11

ABSOLUTE SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	WBI BullBear Quality 3000 ETF		WBI Power Factor® High Dividend ETF
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(221,014)	$(92,171)	$2,548,419	$2,969,388
Net realized gain (loss)	6,497,901	(2,343,557)	7,390,557	3,567,477
Net change in unrealized appreciation (depreciation)	262,669	1,896,816	2,581,812	(3,132,344)
Net increase (decrease) in net assets from operations	6,539,556	(538,912)	12,520,788	3,404,521
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,076)	—	(2,589,301)	(3,061,205)
From return of capital	—	—	—	—
Total distributions to shareholders	(15,076)	—	(2,589,301)	(3,061,205)
CAPITAL TRANSACTIONS:
Shares sold	1,062,669	—	5,773,300	6,101,615
Shares redeemed	(10,553,917)	(5,278,970)	(12,274,084)	(10,367,845)
Net increase (decrease) in net assets from capital transactions	(9,491,248)	(5,278,970)	(6,500,784)	(4,266,230)
Net increase (decrease) in net assets	(2,966,768)	(5,817,882)	3,430,703	(3,922,914)
NET ASSETS:
Beginning of the year	33,428,375	39,246,257	55,589,518	59,512,432
End of the year	$30,461,607	$33,428,375	$59,020,221	$55,589,518
SHARES TRANSACTIONS
Shares sold	30,000	—	170,000	200,000
Shares redeemed	(300,000)	(150,000)	(380,000)	(350,000)
Total increase (decrease) in shares outstanding	(270,000)	(150,000)	(210,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

12

ABSOLUTE SHARES TRUST
FINANCIAL HIGHLIGHTS

	WBI BullBear Value 3000 ETF
	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$28.86	$28.99	$28.90	$29.55	$31.75
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	0.03	0.35	0.25	0.29
Net realized and unrealized gain (loss) on investments(b)	6.88	(0.07)	0.10	(0.51)	(2.06)
Total from investment operations	6.84	(0.04)	0.45	(0.26)	(1.77)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	(0.36)	(0.39)	(0.43)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.02)	(0.09)	(0.36)	(0.39)	(0.43)
Net asset value, end of year	$35.68	$28.86	$28.99	$28.90	$29.55
Total return	23.71%	−0.13%	1.57%	−0.79%	−5.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$23,492	$28,519	$32,999	$44,454	$42,503
Ratio of expenses to average net assets:
Before expense waiver/recoupment(c)	1.82%	1.72%	1.51%	1.64%	1.38%
After expense waiver/recoupment(c)	1.70%	1.64%	1.36%(e)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(c)	(0.12)%	0.09%	1.24%	0.89%	0.94%
Portfolio turnover rate(d)	613%	690%	742%	906%	845%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	As of November 1, 2023, the Advisor has increased the Fund’s expense cap to 1.70%.
The accompanying notes are an integral part of these financial statements.

13

ABSOLUTE SHARES TRUST
FINANCIAL HIGHLIGHTS

	WBI BullBear Yield 3000 ETF
	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.96	$23.94	$23.25	$25.95	$26.67
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.45	0.43	0.42	0.39
Net realized and unrealized gain (loss) on investments(b)	3.97	(1.93)	0.69	(2.61)	(0.57)
Total from investment operations	4.26	(1.48)	1.12	(2.19)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.50)	(0.43)	(0.51)	(0.54)
Total distributions	(0.31)	(0.50)	(0.43)	(0.51)	(0.54)
Net asset value, end of year	$25.91	$21.96	$23.94	$23.25	$25.95
Total return	19.50%	−6.32%	4.88%	−8.49%	−0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$27,466	$33,608	$43,807	$57,653	$38,416
Ratio of expenses to average net assets:
Before expense waiver/recoupment(c)	1.71%	1.54%	1.36%	1.44%	1.43%
After expense waiver/recoupment(c)	1.70%	1.51%	1.28%(e)	1.25%	1.26%
Ratio of net investment income (loss) to average net assets(c)	1.22%	1.97%	1.83%	1.73%	1.44%
Portfolio turnover rate(d)	576%	799%	641%	890%	824%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	As of November 1, 2023, the Advisor has increased the Fund’s expense cap to 1.70%.
The accompanying notes are an integral part of these financial statements.

14

ABSOLUTE SHARES TRUST
FINANCIAL HIGHLIGHTS

	WBI BullBear Quality 3000 ETF
	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$32.54	$33.34	$29.19	$28.78	$30.74
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.25)	(0.08)	0.03	0.23	0.32
Net realized and unrealized gain (loss) on investments(b)	7.96	(0.72)	4.16	0.54	(1.68)
Total from investment operations	7.71	(0.80)	4.19	0.77	(1.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	(0.04)	(0.36)	(0.60)
Total distributions	(0.02)	—	(0.04)	(0.36)	(0.60)
Net asset value, end of year	$40.23	$32.54	$33.34	$29.19	$28.78
Total return	23.68%	−2.40%	14.33%	2.79%	−4.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$30,462	$33,428	$39,246	$44,583	$36,758
Ratio of expenses to average net assets:
Before expense waiver/recoupment(c)	1.70%	1.58%	1.44%	1.65%	1.45%
After expense waiver/recoupment(c)	1.70%	1.54%	1.32%(e)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(c)	(0.72)%	(0.26)%	0.10%	0.82%	1.04%
Portfolio turnover rate(d)	733%	760%	672%	805%	899%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	As of November 1, 2023, the Advisor has increased the Fund’s expense cap to 1.70%.
The accompanying notes are an integral part of these financial statements.

15

ABSOLUTE SHARES TRUST
FINANCIAL HIGHLIGHTS

	WBI Power Factor® High Dividend ETF
	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$29.26	$29.03	$25.92	$25.97	$27.43
INVESTMENT OPERATIONS:
Net investment income(a)	1.46	1.49	1.26	1.36	1.16
Net realized and unrealized gain (loss) on investments(b)	5.69	0.29	3.07	0.05	(1.49)
Total from investment operations	7.15	1.78	4.33	1.41	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.49)	(1.55)	(1.22)	(1.46)	(1.13)
Total distributions	(1.49)	(1.55)	(1.22)	(1.46)	(1.13)
Net asset value, end of year	$34.92	$29.26	$29.03	$25.92	$25.97
Total return	24.85%	6.10%	16.97%	5.63%	−1.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$59,020	$55,590	$59,512	$60,905	$62,333
Ratio of expenses to average net assets:
Before expense waiver/recoupment(c)	1.09%	1.04%	0.99%	1.00%	0.94%
After expense waiver/recoupment(c)	1.00%	0.97%	0.84%(e)	0.70%	0.70%
Ratio of net investment income to average net assets	4.48%	4.95%	4.52%	5.09%	4.16%
Portfolio turnover rate(d)	138%	141%	152%	175%	183%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	As of November 1, 2023, the Advisor has increased the Fund’s expense cap to 1.00%.
The accompanying notes are an integral part of these financial statements.

16

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026
NOTE 1 – ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Each Fund is classified as diversified for purposes of the 1940 Act.
The WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF’s investment objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions. The WBI Power Factor® High Dividend ETF seeks to provide investment results that correspond to the price and yield (before fees and expenses) of its underlying index, the Solactive Power Factor® High Dividend Index.
These Notes to Financial Statements relate to and should be read in conjunction with the accompanying financial statements and related schedules. The Funds’ current fiscal period extends from July 1, 2025, through June 30, 2026 (the “current fiscal period”); however, the accompanying financial statements also include comparative information for prior periods where applicable.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at June 30, 2026. Actual results could differ from these estimates.
A.
Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Shares in privately offered liquidity funds are valued at their NAV per share.
Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued by the Advisor, whom the Board of Trustees designated as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and

17

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
WBI BullBear Value 3000 ETF

Assets	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$—	$23,357,848	$—	$—	$23,357,848
Investments Purchased with Proceeds from Securities Lending(a)	4,743,099	—	—	—	4,743,099
Total Investments	$4,743,099	$23,357,848	$—	$—	$28,100,947

WBI BullBear Yield 3000 ETF

Assets	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$—	$23,316,621	$—	$—	$23,316,621
Exchange Traded Funds	—	3,381,857	—	—	3,381,857
Investments Purchased with Proceeds from Securities Lending(a)	5,390,268	—	—	—	5,390,268
Total Investments	$5,390,268	$26,698,478	$—	$—	$32,088,746

18

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
WBI BullBear Quality 3000 ETF

Assets	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$—	$30,313,837	$—	$—	$30,313,837
Investments Purchased with Proceeds from Securities Lending(a)	6,574,692	—	—	—	6,574,692
Total Investments	$6,574,692	$30,313,837	$—	$—	$36,888,529

WBI Power Factor® High Dividend ETF

Assets	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$—	$57,777,556	$—	$—	$57,777,556
Real Estate Investment Trusts	—	646,346	—	—	646,346
Investments Purchased with Proceeds from Securities Lending(a)	16,070,545	—	—	—	16,070,545
Total Investments	$16,070,545	$58,423,902	$—	$—	$74,494,447

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

B.
Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.
Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.
Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of

19

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.
Fluctuation of Net Asset Value – The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.
Shares are Not Individually Redeemable – Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.
C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. The prior three years remain open to examination by tax authorities.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading.

G.
Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of

20

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.
H.
Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Advisor are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I.
Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2026 that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements and Other Matters. In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency of income tax disclosures. The amendments are effective for fiscal years beginning after December 15, 2024. Adoption did not have a material impact on the Funds.

K.
Segment reporting. The Funds operate through a single operating and reporting segment to achieve its investment objective as reflected in the Funds’ prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president, chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Funds primarily based on the Funds’ changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Funds’ net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Funds. As the Funds’ operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

L.
Cash Management. The Fund may maintain cash balances at financial institutions that exceed federally insured limits. Cash held at financial institutions is insured by the Federal Deposit Insurance Corporation (“FDIC”) up to applicable limits, and such balances may, from time to time, exceed those limits.

NOTE 3 – Investment Advisory Fee
Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Advisor provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.
For the year ended June 30, 2026, each Fund incurred Investment advisory fees as of:

WBI BullBear Value 3000 ETF	$221,980
WBI BullBear Yield 3000 ETF	257,199
WBI BullBear Quality 3000 ETF	261,940
WBI Power Factor® High Dividend ETF	313,028

21

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
NOTE 4 – PORTFOLIO TRANSACTIONS AND BROKERAGE
The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.
NOTE 5 – EXPENSE LIMITATION AND REIMBURSEMENT
For the WBI BullBear Value Fund 3000 ETF Fund, the WBI Bullbear Yield 3000 ETF Fund, and the WBI BullBear Quality 3000 ETF Fund the Sub-Advisor agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.70% of average daily net assets. Prior to November 1, 2023, the Sub-Advisor agreed to waive its management fee and/or reimburse other expenses of the Funds to ensure the Funds’ operating expenses did not exceed 1.25% of average daily net assets. For the WBI BullBear Power Factor High Dividend ETF Fund, the Advisor agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.00% of average daily net assets. Prior to November 1, 2023, the Sub-Advisor agreed to waive its management fee and/or reimburse other expenses of the Fund to ensure the Fund’s operating expenses did not exceed 0.70% of average daily net assets. The Funds may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary items) that are excluded from the calculation. Any such waivers or reimbursements for the Funds are subject to later adjustment to allow the Sub-Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations in place at the time the waiver took place, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as set forth in the table below.
The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery at June 30, 2026. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2027	June 30, 2028	June 30, 2029
WBI BullBear Value 3000 ETF	$55,737	$23,417	$40,098
WBI BullBear Yield 3000 ETF	38,229	9,452	13,168
WBI BullBear Quality 3000 ETF	51,910	14,388	13,312
WBI Power Factor® High Dividend ETF	83,939	45,185	62,320

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.
NOTE 6 – COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS
The Trust has entered into an agreement with Vigilant Distributors, LLC (“Vigilant”), whereby Vigilant agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian

22

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.
NOTE 7 – SECURITIES LENDING
The Funds may lend up to 33 1∕3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.
At year end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$4,652,455	$4,743,099
WBI BullBear Yield 3000 ETF	5,245,668	5,390,268
WBI BullBear Quality 3000 ETF	6,469,483	6,574,692
WBI Power Factor® High Dividend ETF	15,358,596	16,070,545

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.
Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:
Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$4,540
WBI BullBear Yield 3000 ETF	16,262
WBI BullBear Quality 3000 ETF	5,357
WBI Power Factor® High Dividend ETF	27,672

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal year.

23

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
Offsetting Assets and Liabilities

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
WBI BullBear Value 3000 ETF	Securities Lending	$4,652,455	$ —	$4,652,455	$4,743,099	$ —
WBI BullBear Yield 3000 ETF	Securities Lending	5,245,668	—	5,245,668	5,390,268	—
WBI BullBear Quality 3000 ETF	Securities Lending	6,469,483	—	6,469,483	6,574,692	—
WBI Power Factor® High Dividend ETF	Securities Lending	15,358,596	—	15,358,596	16,070,545	—

(a)
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities, If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

NOTE 8 – TAX INFORMATION
The tax character of distributions declared by the Funds was as follows:

	Year Ended June 30, 2026			Year Ended June 30, 2025
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital	Ordinary Income	Long Term Capital Gain	Return of Capital
WBI BullBear Value 3000 ETF	$—	$ —	$19,855	$94,871	$ —	$6,806
WBI BullBear Yield 3000 ETF	399,364	—	—	801,291	—	28,347
WBI BullBear Quality 3000 ETF	15,076	—	—	—	—	—
WBI Power Factor® High Dividend ETF	2,589,301	—	—	3,061,205	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2026, related to net capital gain to zero.
Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2026 was as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
Cost of investments	$26,427,679	$30,857,388	$34,239,071	$71,836,083
Gross tax unrealized appreciation	2,448,170	2,303,831	3,443,488	6,474,352
Gross tax unrealized depreciation	(774,902)	(1,072,473)	(794,030)	(3,815,988)
Net tax unrealized appreciation	$1,673,268	$1,231,358	$2,649,458	$2,658,364

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2026 were as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
Net tax unrealized appreciation (depreciation)	$1,673,268	$1,231,358	$2,649,458	$2,658,364
Undistributed ordinary income	—	48,932	935,143	380
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	48,932	935,143	380
Other accumulated gain (loss)	(15,570,078)	(62,328,039)	(19,997,426)	(75,924)
Total accumulated gain (loss)	$(13,896,810)	$(61,047,749)	$(16,412,825)	$2,582,820

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

24

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
For the year ended June 30, 2026, there were no post October or late year losses.
As of June 30, 2026, the Funds had the following capital loss carryforwards available for federal income tax purposes:

	Short Term Capital Loss Carryover With No Limit	Short Term Subject to Annual Limitation	Long Term Capital Loss Carryover With No Limit	Long Term Subject to Annual Limitation	Total Capital Loss Carryover	Unlimited Capital Loss Carryforward Utilized	Limited Capital Loss Carryforward Utilized
BullBear Value 3000 ETF*	$721,373	$14,848,705	$—	$—	$15,570,078	$(4,067,730)	$(136,214)
BullBear Yield 3000 ETF**	24,505,189	37,816,577	6,273	—	62,328,039	(4,150,596)	(176,642)
BullBear Quality 3000 ETF***	—	19,997,426	—	—	19,997,426	(3,815,122)	(104,568)
Power Factor High Dividend ETF	—	—	75,924	—	75,924	(5,724,658)	—

*	Subject to annual limitation of $136,214 under Section 382 of the Code through June 30, 2136.
**	Subject to annual limitation of $176,642 under Section 382 of the Code through June 30, 2241.
***	Subject to annual limitation of $104,568 under Section 382 of the Code through June 30, 2218.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect the permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At June 30, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities.

Fund	Paid-In Capital	Total Distributable Loss
WBI BullBear Value 3000 ETF+	$284,562	$(284,562)
WBI BullBear Yield 3000 ETF+	307,680	(307,680)
WBI BullBear Quality 3000 ETF+	425,293	(425,293)
WBI Power Factor® High Dividend ETF	1,718,942	(1,718,942)

NOTE 9 – PURCHASES AND SALES OF SECURITIES
During the current fiscal year, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$149,872,798	$150,080,501
WBI BullBear Yield 3000 ETF	167,399,429	168,286,306
WBI BullBear Quality 3000 ETF	209,375,993	208,864,270
WBI Power Factor® High Dividend ETF	77,503,593	77,732,032

During the current fiscal year, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$461,870	$10,162,634
WBI BullBear Yield 3000 ETF	351,874	10,760,184
WBI BullBear Quality 3000 ETF	695,883	9,267,552
WBI Power Factor® High Dividend ETF	5,677,668	12,085,127

During the current fiscal year, there were no purchases or sales of U.S. Government securities.

25

Absolute Shares Trust
Notes to Financial Statements
June 30, 2026 (Continued)
NOTE 10 – SHARE TRANSACTIONS
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.
The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	$10,000
WBI BullBear Yield 3000 ETF	10,000
WBI BullBear Quality 3000 ETF	10,000
WBI Power Factor® High Dividend ETF	10,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Vigilant Distributors, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	20,000	$657,340	—	$—	20,000	$486,308	—	$—
Shares Redeemed	(350,000)	(11,124,322)	(150,000)	(4,346,390)	(490,000)	(11,650,835)	(300,000)	(7,200,795)
	(330,000)	$(10,466,982)	(150,000)	$(4,346,390)	(470,000)	$(11,164,527)	(300,000)	$(7,200,795)
Beginning Shares	988,315		1,138,315		1,530,183		1,830,183
Ending Shares	658,315		988,315		1,060,183		1,530,183

	WBI BullBear Quality 3000 ETF				WBI Power Factor® High Dividend ETF
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	30,000	$1,062,669	—	$—	170,000	$5,773,300	200,000	$6,101,615
Shares Redeemed	(300,000)	(10,553,917)	(150,000)	(5,278,970)	(380,000)	(12,274,084)	(350,000)	(10,367,845)
	(270,000)	$(9,491,248)	(150,000)	$(5,278,970)	(210,000)	$(6,500,784)	(150,000)	$(4,266,230)
Beginning Shares	1,027,182		1,177,182		1,900,000		2,050,000
Ending Shares	757,182		1,027,182		1,690,000		1,900,000

26

ABSOLUTE SHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF, and Board of Trustees of Absolute Shares Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF (the “Funds”), each a series of Absolute Shares Trust, as of June 30, 2026, the related statements of operations and changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended June 30, 2025, and prior, were audited by other auditors whose report dated August 29, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment
The Absolute Shares Trust has historically engaged KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust (each, a “Fund”) for the fiscal year ending June 30, 2026. In connection with this change, KPMG, LLP., each Fund’s prior independent registered public accounting firm, was dismissed effective as of September 25, 2025. The reports of KPMG, LLP. on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the subsequent interim period from July 1, 2025 through September 25, 2025 (the “Interim Period”), (i) there were no disagreements with KPMG, LLP. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP., would have caused them to make reference thereto in their reports on the financial statements of such fiscal years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Cohen & Company, Ltd. regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided that Cohen & Company, Ltd. concluded was an important factor considered by the Trust in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K). The Trust has requested that KPMG, LLP. furnish it with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made above.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
See Item 7(a).
Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
At an in-person board meeting held on June 16, 2026 (the “Meeting”), the Board of Trustees (the “Trustees” or the “Board”) of Absolute Shares Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreements (collectively, the “Advisory Agreement”) between the Trust, on behalf of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF (each, a “Fund” and collectively, the “Funds”) and Millington Securities, LLC (the “Advisor”), and the investment sub-advisory agreements (collectively, the “Sub-Advisory Agreement”) between the Advisor and WBI Investments, LLC (the “Sub-Advisor” and together with the Advisor, the “Advisors”) with respect to the Funds. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
At the Meeting, the Trustees discussed with counsel to the Trust their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.
To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate written report from each of the Advisor and Sub-Advisor in advance of the Meeting responding to a request for

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information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Advisor and the Sub-Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant group of other exchange-traded funds (“ETFs”) and mutual funds constituting each Fund’s peer group (“peer group”) and the compensation to be received by the Sub-Advisor from the Advisor; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits accruing to the Advisor or the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees also met separately with counsel to the Trust to discuss the information provided by the Advisor and the Sub-Advisor. The Trustees also considered their personal experiences as trustees of other ETFs and investment companies and as participants in the ETF and mutual fund industry, as applicable. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to the Funds, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.
Nature, Extent and Quality of Services
The Board received information on and considered the division of responsibility of services provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would continue to be conducted by the Sub-Advisor. The Trustees also considered the overall reputation and capabilities of the Advisor and its investment professionals, the Advisor’s commitment to providing high quality services to the Funds as well as prior fund series of the Trust, the Trustees’ overall confidence in the Advisor’s integrity and responsiveness to Trustee concerns, the Advisor’s integrity as reflected in its adherence to compliance policies, and the Advisor’s willingness and initiative in implementing changes designed to improve services to the Funds. The Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those utilized by the Funds, including information regarding the education and experience of management and investment personnel. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor and market expectations concerning appropriate and competitive levels of total expense ratios for ETFs, as well as investor preferences for intraday liquidity offered by ETFs and the expansion of distribution channels for ETFs.
The Board determined that the Funds would continue to benefit from the services and resources available from the Advisor and the Sub-Advisor, with respect to their responsibilities under the Advisory and Sub-Advisory Agreements. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception. The Board also noted the compliance regimes of the Advisor and the Sub-Advisor and their effectiveness.
Fund Performances, Advisory Fees and Expenses
The Board considered comprehensive data and information comparing the advisory fees and expense ratios (taking into consideration the applicable Expense Limitation Agreement) of the Funds and their peer groups. The Trustees considered that they receive from the Advisor and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about the Fund’s performance in comparison to its peers, underlying index and benchmarks (as applicable), and analyses by the Advisor and Sub-Advisor of the Funds’ performance. The Trustees compared the Funds’ performance, advisory fee and expenses with their peer groups, and considered the differences between the Funds and the funds in the peer groups and whether the funds in the peer groups were ETFs or mutual funds.
Although the Board determined that the Funds differed in certain respects from their ETF peer group, the Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds.
The Advisor and Sub-Advisor also presented the Board with indirect “fall-out” benefits the Advisor or the Sub-Advisor derive from its relationship to the Trust and the Funds, such as the Sub-Advisor’s offering of the Funds to help expand the Sub-Advisor’s distribution channels for its other investment products.
In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services and taking into account the “fall-out” benefits

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inured, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund were fair and reasonable. The Board also determined that the expense ratios of the Funds were well suited in light of expectations for continued asset accumulation and projected growth.
The Trustees considered the following Fund-specific factors:
WBI BullBear Value 3000 ETF
The Fund’s advisory fee was moderately higher than the median advisory fee charge to comparable ETFs in the peer group. The Fund’s net expense ratio exceeded the peer group’s median. With respect to performance results, the Fund outperformed its peer group year-to-date (“YTD”) but underperformed over the 6-month, 1-year and longer-term periods. The Fund’s asset under management (“AUM”) was roughly half of the peer group’s median AUM.
WBI BullBear Yield 3000 ETF
The Fund’s advisory fee was moderately higher than the median advisory fee charge to comparable ETFs in the peer group. The Fund’s net expense ratio exceeded the peer group’s median. With respect to performance results, the Fund outperformed its peer group YTD and remained in line with the peer group based on its 6-month return but underperformed during 1-year and longer-term periods. The Fund’s AUM was roughly half of the peer group’s median AUM.
WBI BullBear Quality 3000 ETF
The Fund’s advisory fee was moderately higher than the median advisory fee charge to comparable ETFs in the peer group. The Fund’s net expense ratio exceeded the peer group’s median. With respect to performance results, the Fund underperformed its peer group over the YTD, 6-month, 1-year, and 3-year periods and aligned closer with the peer group median over the 5-year period. The Fund’s AUM was roughly half of the peer group’s median AUM.
WBI Power Factor® High Dividend ETF
The Fund’s advisory fee was higher than the median advisory fee charged to comparable ETFs in the peer group. The Fund’s net expense ratio exceeded the peer group’s median. The Fund’s expense ratio and management fee remain above the dividend ETF medians. With respect to the performance results, the Fund consistently outperformed the peer group median and average across the YTD, 6-month, 1-year and 5-year periods.
Costs of Services and Profitability
The Trustees considered the financial information provided by the Advisor and Sub-Advisor, including the profitability of each Fund to the Advisor and Sub-Advisor, the Advisor’s and Sub-Advisor’s profitability in general and the Advisor’s and Sub-Advisor’s retention of key personnel. The Trustees noted that the Sub-Advisor waived a portion of its advisory fee for the Funds under the expense limitation agreements which became effective October 31, 2023. The Trustees also observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee by directing the Trust to pay the advisory fee directly to the Sub-Advisor and that the Sub-Advisor then pays a management fee to the Advisor pursuant to a separate management services agreement and considered the relative levels and types of services provided by the Advisor and Sub-Advisor.
After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor continue to be capable of providing services to the Funds. In this determination, the Board considered the existence of the Expense Limitation Agreement (including the level of the expense limit for each Fund), and the impact of such fees on the profitability of the Advisor and Sub-Advisor. The Board further determined that the advisory fees payable to the Advisor and Sub-Advisor were not excessive notwithstanding the Advisor’s lack of probability relative to the Funds.
Brokerage and Portfolio Transactions
The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor and Sub-Advisor. The Advisor and the Sub-Advisor reviewed their practices and policies for best execution and broker selection. The Board reviewed information about the Sub-Advisor’s institution of commissions-based, high touch brokerage practices, which contemplate the Sub-Advisor, with assistance from the Advisor, closely monitoring

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executing broker trading activities to avoid adverse market pricing impacts of such trading (e.g., a Fund selling against itself or buying against itself). The Board also discussed and considered the Sub-Advisor’s receipt of soft dollar credits from executing brokers. The Board determined that the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds.
The Board determined that the brokerage and portfolio transaction execution services were acceptable and demonstrated adherence to the principles of best execution.
Possible Conflicts of Interest
The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor and Sub-Advisor (including a discussion of the execution policies of the Advisor and Sub-Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor.
The Board determined that the personnel and compliance policies of the Trust, Advisor and Sub-Advisor were each reasonably designed to monitor and address conflicts of interest.
Economies of Scale
The Trustees considered whether each Fund would realize any economies of scale. They noted that each Fund’s current asset levels were too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Funds’ assets grew.
Conclusion
Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, unanimously concluded that the nature, overall quality, and extent of the management and oversight services provided by the Advisor and Sub-Advisor to the Funds were satisfactory; the compensation payable to the Advisor and the Sub-Advisor pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of services the Advisor and Sub-Advisor provides to the Funds; and the continuance of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Funds and their shareholders, and accordingly, approved the continuance of the Advisory Agreement and Sub-Advisory Agreement.
Item 12: CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG, LLP (“KPMG”) served as the independent registered public accounting firm for the Funds to audit the financial statements for the fiscal year ended June 30, 2025. On September 25, 2025, KPMG sent a letter of cessation to the SEC indicating that KPMG would no longer be serving as auditor. This letter was sent as a result of KPMG being replaced as auditor by Cohen & Company, Ltd (“Cohen”).
The Trust engaged Cohen on September 25, 2025, as the independent registered public accounting firm to audit the Funds’ financial statements for the fiscal year ending June 30, 2026.
The report of KPMG on the financial statements of the Funds for the fiscal year ended June 30, 2025, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.
In connection with the Funds’ audit for the fiscal period ended June 30, 2026, there have been no disagreements, if not resolved to the satisfaction of Cohen that would have caused them to make reference thereto in their report on the financial statements for such period.

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Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/3/2026

By (Signature and Title)*	/s/ Frederick Teufel, Jr.
Frederick Teufel, Jr, Treasurer and Principal Financial Officer

Date	9/2/2026

* Print the name and title of each signing officer under his or her signature.